As filed with the Securities and Exchange Commission on March 3, 2006.

Registration Nos. 33-36528;

811-6161

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.          ☐

Post-Effective Amendment No. 112 ☒

REGISTRATION STATEMENT

Under

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 118 ☒

Allianz Funds

(Formerly PIMCO Funds: Multi-Manager Series)

(Exact Name of Registrant as Specified in Charter)

2187 Atlantic Street, Stamford, Connecticut 06902

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

E. Blake Moore, Jr. c/o Allianz Global Investors Distributors LLC 2187 Atlantic Street Stamford, Connecticut 06902 Name and address of agent for service:

Copies to: Newton B. Schott, Jr., Esq. c/o Allianz Global Investors Distributors LLC 2187 Atlantic Street Stamford, Connecticut 06902

David C. Sullivan, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☐60 days after filing pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☑ On March 31, 2006 pursuant to paragraph (b)

☐ On [date] pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☑ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates solely to the Allianz RCM Global Resources Fund (the “RCM Fund”), an existing series of Allianz Funds (the “Trust”). No information relating to any other series or shares of the Trust is amended or superseded hereby.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

This Post-Effective Amendment No. 112 to the Registration Statement on Form N-1A of the Trust incorporates by reference the following documents that are contained in the Trust’s Post-Effective Amendment No. 110, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on January 5, 2006: (i) Supplement, dated March     , 2006 to the Prospectus, dated November 1, 2005, for Class A, B and C shares of nine series of the Trust’s International and Sector Stock Funds; (ii) Prospectus, dated November 1, 2005, for Class A, B and C shares of nine series of the Trust’s International and Sector Stock Funds; (iii) Supplement, dated March     , 2006 to the Prospectus, dated November 1, 2005, for Class D shares of nine series of the Trust’s International and Sector Stock Funds; (iv) Prospectus, dated November 1, 2005, for Class D shares of nine series of the Trust’s International and Sector Stock Funds; (v) The Statement of Additional Information of the Trust, dated November 1, 2005 and (vi) The Allianz Funds and PIMCO Funds Shareholder’s Guide for Class A, B, C and R Shares, dated November 1, 2005, which is a part of the Trust’s Statement of Additional Information.

This Post-Effective Amendment No. 112 is filed to extend the effective date of Post-Effective Amendment No. 110 to March 31, 2006. This Post-Effective Amendment No. 112 relates only to the RCM Fund. This Post-Effective Amendment No. 112 does not supersede or amend disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

PART C. OTHER INFORMATION

Item 23.	Exhibits.

The letter of each exhibit relates to the exhibit designation in Form N-1A:

(a)	(1)	Form of Second Amendment and Restated Agreement and Declaration of Trust (2).

	(2)	Third Amended and Restated Agreement and Declaration of Trust (44).

	(3)	Fourth Amended and Restated Agreement and Declaration of Trust, dated as of September 9, 2005 (46).

(b)	(1)	Form of Amended and Restated Bylaws (19).

	(2)	Amended and Restated Bylaws, dated as of September 26, 2002 (30).

	(3)	Second Amended and Restated Bylaws of Allianz Funds (44).

	(4)	Third Amended and Restated Bylaws, dated as of June 2, 2005 (46).

	(5)	Fourth Amended and Restated Bylaws, dated as of December 30, 2005 (49).

(c)	(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2).

	(2)	Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws (30).

(d)	(1)	(i)	Form of Amended and Restated Investment Advisory Agreement dated as of May 5, 2000 (19).

		(ii)	Addendum to Investment Advisory Agreement to add the NFJ International Value Fund (44).

		(iii)	Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

		(iv)	Form of Addendum to Investment Advisory Agreement to add the Select Value Fund (24).

		(v)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund (26).

		(vi)	Form of addendum to Investment Advisory Agreement to add the PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund (28).

		(vii)	Form of Novation of Amended and Restated Investment Advisory Agreement, dated September 30, 2002, naming PIMCO Funds Advisors LLC as Adviser to the Trust (30).

		(viii)	Form of Addendum to Investment Advisory Agreement to add the Multi-Discipline Portfolio (35).

		(ix)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM Europe Fund (38).

		(x)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund (41).

		(xi)	Form of Addendum to Investment Advisory Agreement to add the PIMCO NACM International Core Fund (40).

		(xii)	Addendum to Investment Advisory Agreement to add the Allianz OCC Core Equity Fund (44).

		(xiii)	Form of Addendum to Investment Advisory Agreement to add the Allianz RCM Small-Cap Growth Fund (47).

		(xiv)	Form of Addendum to Investment Advisory Agreement to add the Allianz RCM Strategic Growth Fund, to be filed by amendment.

	(2)	(i)	Form of Portfolio Management Agreement with NFJ Investment Group (19).

		(ii)	Form of Portfolio Management Agreement with Cadence Capital Management (19).

		(iii)	Portfolio Management Agreement with Parametric Portfolio Associates (24).

		(iv)	Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

		(v)	Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC (26).

		(vi)	Form of Portfolio Management Agreement with Nicholas-Applegate Capital Management (28).

		(vii)	Form of Portfolio Management Agreement with Pacific Investment Management Company LLC (35).

		(viii)	Portfolio Management Agreement with PIMCO Equity Advisors LLC (42).

		(ix)	Portfolio Management Agreement with Oppenheimer Capital LLC (44).

		(x)	Form of Novation of Portfolio Management Agreement with NFJ Investment Group (30).

		(xi)	Form of Novation of Portfolio Management Agreement with Cadence Capital Management (30).

		(xii)	Form of Novation of Portfolio Management Agreement with Parametric Portfolio Associates (30).

		(xiii)	Form of Novation of Portfolio Management Agreement with PIMCO Equity Advisors (30).

		(xiv)	Form of Novation of Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (30).

		(xv)	Form of Novation of Portfolio Management Agreement with Nicholas-Applegate Capital Management (30).

		(xvi)	Form of Addendum to Portfolio Management Agreement with PIMCO Equity Advisors (35).

		(xvii)	Form of Addendum to Portfolio Management Agreement with NFJ Investment Group (35).

		(xviii)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (35).

		(xix)	Form of Addendum to Portfolio Management Agreement with Nicholas Applegate Capital Management (35).

		(xx)	Form of Portfolio Management Agreement with Parametric Portfolio Associates (35).

		(xxi)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (38).

		(xxii)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (39).

		(xxiii)	Form of Addendum to Portfolio Management Agreement with Nicholas-Applegate Capital Management (40).

		(xxix)	Addendum to Portfolio Management Agreement with NFJ Investment Group to add the NFJ International Value Fund (44).

		(xxx)	Form of Addendum to Portfolio Management Agreement with RCM Capital Management LLC to add the Allianz RCM Small-Cap Growth Fund (47).

		(xxxi)	Form of Addendum to Portfolio Management Agreement with RCM Capital Management LLC to add the Allianz RCM Strategic Growth Fund, to be filed by amendment.

(e)	(1)	Form of Amended and Restated Distribution Contract (31).

(2)	Supplement to Distribution Contract to add the PIMCO Large-Cap Value, PIMCO International Value, PIMCO Balanced
Value, PIMCO Core Equity, PIMCO Small-Cap Value, PIMCO Disciplined Value and PIMCO Mid-Cap Value Funds
(33).

	(3)	Form of Supplement to Distribution Contract to add PIMCO Multi-Discipline Portfolio (35).

	(4)	Form of Supplement to Distribution Contract to add PIMCO RCM Europe Fund (38).

	(5)	Supplement to Distribution Contract to add PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund (41).

	(6)	Form of Supplement to Distribution Contract to add PIMCO NACM International Core Fund (40).

	(7)	Supplement to Distribution Contract to add OCC Core Equity and NFJ International Value Funds (44).

	(8)	Form of Dealer Agreement (21).

	(9)	Form of Supplement to Distribution Contract to add the Allianz RCM Small-Cap Growth Fund (47).

	(10)	Form of Supplement to Distribution Contract to add the Allianz RCM Strategic Growth Fund, to be filed by amendment.

(f)		Not Applicable.

(g)	(1)	Form of Custody and Investment Accounting Agreement dated January 1, 2000 with State Street Bank & Trust Company (19).

	(2)	Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company (24).

(h)	(1)	Form of Amended and Restated Administration Agreement between the Trust and PIMCO Advisors L.P. (19).

		(i)	Revised Schedule to Administrative Agreement (Exhibit A) as of December 6, 2001 (26).

		(ii)	Revised Schedule to Administrative Agreement (Exhibit A) as of June, 2002 (28).

		(iii)	Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2002 (31).

		(iv)	Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2003 (37).

	(2)	Amended and Restated Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC dated March 7, 2003 (34).

(i) Updated Schedule to Administration Agreement (35).

(ii) Form of Updated Schedule to Administration Agreement (38).

(iii) Form of Updated Schedule to Administration Agreement (40).

(iv) Updated Schedule to Administration Agreement (41).

	(3)	Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (4).

	(4)	Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11).

	(5)	Form of Agency Agreement and Addenda (1).

	(6)	Form of Addendum to Agency Agreement (4).

	(7)	Form of Assignment of Agency Agreement (4).

	(8)	Form of Addendum to Agency Agreement (6).

	(9)	(i) Form of Transfer Agency and Services Agreement with National Financial Data Services (23).

(ii) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999 (19).

(a) Amendment Number Two to the Transfer Agency and Series Agreement with First Data Investor Services Group, Inc. (24).

(iii) Form of Transfer Agency and Services Agreement with State Street Bank and Trust Company, including Form of Novation and Amendment of Transfer Agency Agreement (26).

	(10)	Form of Service Plan for Institutional Services Shares (6).

	(11)	Form of Administrative Services Plan for Administrative Class Shares (4).

	(12)	Amended and Restated Administrative Services Plan for Administrative Class Shares (43).

	(13)	Form of Securities Lending Authorization Agreement with State Street Bank and Trust Company (29).

	(14)	Securities Lending Agency Agreement with Dresdner Bank AG (44).

	(15)	Form of Administration Agreement between the Trust and PIMCO Funds Advisors LLC (30).

	(16)	Amended and Restated Administration Agreement (44).

(i) Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) as of January 2006 (47).

	(17)	Form of Sub-Administration Agreement between Allianz Global Investors Fund Management LLC and State Street Bank & Trust Company (45).

(i)		Opinion and Consent of Counsel (6).

(j)		Consent of PricewaterhouseCoopers LLP, to be filed by amendment.

(k)		Not Applicable.

(l)		Initial Capital Agreement (6).

(m)	(1)	Form of Distribution and Servicing Plan (Class A) (4).

	(2)	Form of Distribution and Servicing Plan (Class B) (4).

	(3)	Form of Distribution and Servicing Plan (Class C) (4).

	(4)	Form of Distribution Plan for Administrative Class Shares (4).

	(5)	Amended and Restated Distribution Plan for Administrative Class Shares (43).

	(6)	Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit (h)(16).

	(7)	Form of Distribution and Servicing Plan for Class R shares (32).

(n)	(1)	Form of Amended and Restated Multi-Class Plan (21).

	(2)	Amended and Restated Multi-Class Plan dated September 19, 2001 (25).

	(3)	Second Amended and Restated Multi-Class Plan dated December 5, 2002 (32).

	(4)	Third Amended and Restated Multi-Class Plan dated October 7, 2003 (41).

	(5)	Fourth Amended and Restated Multi-Class Plan dated September 8, 2004, (42).

(p)	(1)	Code of Ethics of the Registrant (19).

	(2)	Code of Ethics of PIMCO Advisors L.P., PIMCO/Allianz International Advisors LLC, Cadence Capital Management, NFJ Investment Group and Parametric Portfolio Associates (19).

	(3)	Code of Ethics of Pacific Investment Management Company LLC (35).

	(4)	Code of Ethics of Dresdner RCM Global Investors LLC (26).

	(5)	Code of Ethics of PIMCO Funds Distributors LLC (19).

	(6)	Code of Ethics of Nicholas-Applegate Capital Management (27).

	(7)	Code of Ethics of OpCap Advisors LLC, to be filed by amendment.

(q)	(1)	Powers of Attorney and Certificate of Secretary (1).

	(2)	Power of Attorney for Stephen J. Treadway, E. Philip Cannon, Donald P. Carter, Gary A. Childress, John P. Hardaway, W. Bryant Stooks and Gerald M. Thorne (5).

	(3)	Power of Attorney for Theodore J. Coburn (27).

	(4)	Power of Attorney for David C. Flattum (42).

	(5)	Power of Attorney for E. Philip Cannon (43).

	(6)	Power of Attorney for Donald P. Carter (43).

	(7)	Power of Attorney for Theodore J. Coburn (43).

	(8)	Power of Attorney for Gary A. Childress (43).

	(9)	Power of Attorney for John P. Hardaway (43).

	(10)	Power of Attorney for E. Blake Moore (43).

	(11)	Power of Attorney for W. Bryant Stooks (43).

	(12)	Power of Attorney for Gerald M. Thorne (43).

	(13)	Power of Attorney for Brian S. Shlissel (45).

	(14)	Power of Attorney for F. Ford Drummond, Udo Frank, James S. MacLeod, Davey S. Scoon, Edward E. Sheridan and James W. Zug (48).

1.	Incorporated by reference from Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2.	Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3.	Incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4.	Incorporated by reference from Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5.	Incorporated by reference from Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6.	Incorporated by reference from Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7.	Incorporated by reference from Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8.	Incorporated by reference from Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9.	Incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10.	Incorporated by reference from Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11.	Incorporated by reference from Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12.	Incorporated by reference from Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13.	Incorporated by reference from Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14.	Incorporated by reference from Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15.	Incorporated by reference from Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16.	Incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17.	Incorporated by reference from Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.	Not Applicable.

19.	Incorporated by reference from Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20.	Incorporated by reference from Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21.	Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22.	Incorporated by reference from Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

23.	Incorporated by reference from Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

24.	Incorporated by reference from Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

25.	Incorporated by reference from Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2001.

26.	Incorporated by reference from Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 2001.

27.	Incorporated by reference from Post-Effective Amendment No. 67 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on May 2, 2002.

28.	Incorporated by reference from Post-Effective Amendment No. 71 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 19, 2002.

29.	Incorporated by reference from Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 29, 2002.

30.	Incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2002.

31.	Incorporated by reference from Post-Effective Amendment No. 81 under the Investment Company Act to the Trust’s Registration Statement on Form N-1A (File No. 811-6161), as filed on December 16, 2002.

32.	Incorporated by reference from Post-Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 30, 2002.

33.	Incorporated by reference from Post-Effective Amendment No. 79 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 1, 2003.

34.	Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-106248), as filed on June 18, 2003.

35.	Incorporated by reference from Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 28, 2003.

36.	Incorporated by reference from Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2003.

37.	Incorporated by reference from Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 15, 2003.

38.	Incorporated by reference from Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 16, 2004.

39.	Incorporated by reference from Post-Effective Amendment No. 88 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 16, 2004.

40.	Incorporated by reference from Post-Effective Amendment No. 89 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 16, 2004.

41.	Incorporated by reference from Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on September 1, 2004.

42.	Incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 1, 2004.

43.	Incorporated by reference from Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 14, 2005.

44.	Incorporated by reference from Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 1, 2005.

45.	Incorporated by reference from Post-Effective Amendment No. 105 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 1, 2005.

46.	Incorporated by reference from Post-Effective Amendment No. 106 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 10, 2005.

47.	Incorporated by reference from Post-Effective Amendment No. 108 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 30, 2005.

48.	Incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 5, 2006.

49.	Incorporated by reference from Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 9, 2006.

Item 24.	Persons Controlled by or Under Common Control with Registrant.

Not applicable.

Item 25.	Indemnification

Reference is made to Article VIII, Section 1, of the Registrant’s Third Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Trust’s Investment Advisor and Portfolio Managers.

Unless otherwise stated, the principal business address of each organization listed is 1345 Avenue of the Americas, New York, NY 10105.

Allianz Global Investors Fund Management LLC

Name	Position with Advisor	Other Affiliations

David C. Flattum	Management Board	Managing Director, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., and Allianz Hedge Fund Partners Inc.; Managing Director and General Counsel, Management Board, Allianz Global Investors of America LLC and Nicholas-Applegate Holdings LLC; Managing Director, Chief Operating Officer and U.S. General Counsel, Allianz Global Investors of America L.P.; Managing Director and General Counsel, Board of Directors, Allianz Global Investors of America Holdings Inc.; Managing Director, Chief Operating Officer, Allianz Global Investors NY Holdings LLC; Managing Director, Management Board, Allianz Global Investors U.S. Equities LLC and Allianz-PacLife Partners LLC; Director, Managing Director, NFJ Management Inc.; Director, Chief Executive Officer, Oppenheimer Group, Inc.; Director, PIMCO Global Advisors (Resources) Limited.

E. Blake Moore, Jr.	Management Board	Chief Executive Officer, Allianz Global Investors Distributors LLC

Bruce Koepfgen	Management Board	Managing Director, Allianz Global Investors NY Holdings LLC; Deputy Chief Executive Officer, Allianz Global Investors U.S. Equities LLC; Managing Director and CEO, OpCap Advisors LLC and Oppenheimer Capital LLC; Managing Director and Chief Executive Officer, PEA Capital LLC.

Udo Frank	Management Board	Managing Director, Chief Executive Officer, RCM Capital Management LLC; Managing Director and CEO, Allianz Global Investors U.S. Equities LLC.

E. Clifton Hoover	Management Board	Managing Director, Portfolio Manager, NFJ Investment Group L.P.

Marna C. Whittington	Management Board	Managing Director, Chief Executive Officer, Executive Committee, Nicholas-Applegate Capital Management LLC; President, Nicholas-Applegate Securities LLC.

Andrew J. Meyers	Managing Director and Chief Operating Officer	Executive Vice President, Allianz Global Investors Advertising Agency Inc.; Managing Director, Executive Vice President, Allianz Global Investors Distributors LLC; Chief Operating Officer, Allianz Global Investors U.S. Retail LLC.

Newton B. Schott, Jr.	Managing Director, General Counsel and Secretary	General Counsel and Secretary, Allianz Global Investors Distributors LLC; Executive Vice President, Chief Administrative/Legal Officer, Secretary, Allianz Global Investors Advertising Agency Inc.; Executive Vice President, Allianz Global Investors of America LP; Vice President, Allianz Global Investors Managed Accounts LLC.

John C. Maney	Managing Director and Chief Financial Officer	Managing Director and Chief Financial Officer, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors U.S. Equities LLC, Allianz Hedge Fund Partners Holding L.P., and OpCap Advisors LLC; Chief Financial Officer, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners L.P., Allianz Hedge Fund Partners Inc., Allianz-Pac Life Partners LLC, Allianz Private Client Services LLC, Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Holdings LLC, OCC Distributors LLC, Oppenheimer Capital LLC, Oppenheimer Group, Inc., PA CD Distributors LLC, PEA Capital LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO Canada Management Inc., PIMCO Canada Corp., PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited, PIMCO Japan Ltd, and StocksPLUS Management, Inc.

James G. Ward	Managing Director and Director of Human Resources	Managing Director and Director of Human Resources, Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc.; Director of Human Resources, Allianz Global Investors U.S. Equities LLC, Nicholas-Applegate Holdings LLC; Executive Vice President, PIMCO Australia Pty Ltd, PIMCO Europe Limited; Director, Executive Vice President, PIMCO Global Advisors (Resources) Limited; Executive Vice President HR, PIMCO Canada Holding LLC, PIMCO Canada Management Inc.; Senior Vice President, PIMCO Japan Ltd.

Francis C. Poli	Managing Director, Chief Legal Officer, Director of Compliance and Assistant Secretary	Managing Director, Chief Legal Officer and Director of Compliance, Allianz Global Investors of America LLC; Managing Director and Director of Compliance, Chief Legal Officer New York, Allianz Global Investors of America L.P.; Managing Director and Director of Compliance, Allianz Global Investors of America Holdings Inc.; Executive Vice President, Allianz Global Investors Distributors LLC, Allianz-Pac Life Partners LLC; Managing Director, Chief Legal Officer and Assistant Secretary, Allianz Global Investors Managed Accounts LLC, Allianz Private Client Services LLC, PEA Capital LLC; Managing Director, Chief Legal Officer, Allianz Global Investors NY Holdings LLC; Chief Legal Officer and Director of Compliance, Allianz Global Investors U.S. Equities LLC, Nicholas-Applegate Holdings LLC; Executive Vice President, Chief Legal and Compliance Officer, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners L.P.; Managing Director and Chief Legal and Compliance Officer, Allianz Hedge Fund Partners Holding L.P., Allianz Hedge Fund Partners Inc.; Executive Vice President, Chief Legal Officer and Secretary, OpCap Advisors LLC; Managing Director, Chief Legal Officer and Secretary, Oppenheimer Capital LLC.

Brian P. Shlissel	Executive Vice President	None

Larry A. Altadonna	Senior Vice President	None

Derek Hayes	Senior Vice President	Senior Vice President, Allianz Global Investors Distributors LLC.

Stephen R. Jobe	Senior Vice President	Vice President, Allianz Global Investors Advertising Agency Inc., Senior Vice President, Allianz Global Investors Distributors LLC.

Kevin F. Murphy	Vice President, Chief Compliance Officer	Vice President, Counsel, Advisor CCO-New York, Allianz Global Investors of America L.P.; Vice President, Chief Compliance Officer, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Retail LLC, PEA Capital LLC.

Vinh T. Nguyen	Vice President and Controller	Treasurer, ADAM Capital Management LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors U.S. Equities LLC, Allianz Hedge Fund Partners Holding L.P., Allianz Hedge Fund Partners L.P., Allianz-PacLife Partners LLC, Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC, Nicholas-Applegate Holdings LLC and PIMCO Global Advisors LLC; Senior Vice President and Treasurer, Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Distributors LLC and Allianz Global Investors NY Holdings LLC; Controller, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Inc., Allianz Private Client Services LLC, OCC Distributors LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, PIMCO Canada Holding LLC, PIMCO Canada Management Inc. and StocksPLUS Management, Inc.; Vice President and Controller, Oppenheimer Group, Inc., PA CD Distributors LLC, PIMCO Australia Pty Ltd, PIMCO Europe Limited, PIMCO Global Advisors (Resources) Limited and PIMCO Japan Ltd; Senior Vice President and Controller, PEA Capital LLC.

Robert J. Rokose	Vice President and Assistant Controller	Executive Vice President, Head of Finance & Operations (M.F.), Allianz Global Investors of America L.P.

Stewart A. Smith	Vice President and Assistant Secretary	Secretary, ADAM Capital Management LLC, Allianz Global Investors of America Holdings Inc., Allianz Global Investors NY Holdings LLC, Allianz Global Investors U.S. Equities LLC, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., Allianz Hedge Fund Partners L.P., Allianz-PacLife Partners LLC, Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group L.P., NFJ Management Inc., Nicholas-Applegate Holdings LLC and Oppenheimer Group, Inc.; Assistant Secretary, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Distributors LLC, Nicholas-Applegate Capital Management LLC, PIMCO Canada Holding LLC, PIMCO Canada Management Inc. and PIMCO Global Advisors LLC; Vice President and Secretary, Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Hedge Fund Partners Inc., Allianz Private Client Services LLC, and PEA Capital LLC; Vice President and Assistant Secretary, OpCap Advisors LLC and Oppenheimer Capital LLC; and Director, Secretary, PIMCO Global Advisors (Resources) Limited.

Cindy Colombo	Vice President	Vice President, Retirement Plans, Allianz Global Investors Distributors LLC.

Scott Whisten	Vice President	None

Marilou S. Kruse	Assistant Vice President	None

Daisy S. Ramraj-Singh	Assistant Vice President	None

Cadence Capital Management 265 Franklin Street, 11th Floor Boston, Massachusetts 02110
Name	Position with Advisor	Other Affiliations

David B. Breed	Managing Director, Chairman	Management Board Member, Cadence MD LLC

William B. Bannick	Managing Director, CIO, Executive Vice President	Management Board Member, Vice President, CCM Holding LLC; Management Board Member, Cadence MD LLC

Bart J. O’Connor	Managing Director	Management Board Member, Cadence MD LLC

Michael J. Skillman	Managing Director, CEO	Management Board Member, Chief Executive Officer, CCM Holding LLC; Management Board Member, Chief Executive Officer, Cadence MD LLC

Daniel P. Deter	Managing Director	Management Board Member, Cadence MD LLC

Heather K. Mellem	Chief Compliance Officer, Head Counsel, Secretary	Secretary, CCM Holding LLC

Brian J. Durkin	Treasurer	Treasurer, CCM Holding LLC

NFJ Investment Group L.P. 2100 Ross Avenue, Suite 1840 Dallas, Texas 75201
Name	Position with Advisor	Other Affiliations

Benno J. Fischer	Managing Director	Managing Director Executive Director, NFJ Management Inc.

John L. Johnson	Managing Director	Managing Director Executive Director, NFJ Management Inc.

Jack C. Najork	Managing Director	Managing Director Executive Director, NFJ Management Inc.

E. Clifton Hoover, Jr.	Managing Director	Managing Director Executive Director, NFJ Management Inc.

Paul A. Magnuson	Managing Director	Managing Director Executive Director, NFJ Management Inc.

Jeffrey S. Partenheimer	Managing Director	Managing Director Executive Director, NFJ Management Inc.

John C. Maney	Chief Financial Officer	See Allianz Global Investors Fund Management LLC

Vinh T. Nguyen	Treasurer	See Allianz Global Investors Fund Management LLC

Stewart A. Smith	Secretary	See Allianz Global Investors Fund Management LLC

RCM Capital Management LLC Four Embacadero Center San Francisco, CA 94111

Name	Position with Portfolio Manager	Other Affiliations

Udo Frank	Chairman of the Board, Chief Executive Officer (CEO)	See Allianz Global Investors Fund Management LLC

Robert Goldstein	Chief Operating Officer, General Counsel (COO)	Member of Board of Directors of Caywood-Scholl Capital Management LLC

Peter Anderson	Chief Investment Officer (CIO)	None

Theodore Deutz	Co-Head of Client Relations and Marketing (CMO)	None

Greg Siemons	Chief Compliance Officer	None

Nicholas-Applegate Capital Management LLC 600 West Broadway San Diego, CA 92101

Name	Position with Portfolio Manager	Other Affiliations

Horacio Valeiras	Managing Director and Chief Investment Officer	None

Charles Field	General Counsel and Chief Compliance Officer	None

Marna Whittington	Managing Director and Chief Executive Officer	See Allianz Global Investors Fund Management LLC Director, Federated Department Stores, New York, NY Director, Rohm & Haas, Philadelphia, PA Director, Philadelphia Contributorship, Philadelphia, PA

Eric Sagerman	Managing Director	None

Peter J. Johnson	Managing Director, Head of Institutional Client Service and Sales	None

PEA Capital LLC 1345 Avenue of the Americas, 50th Floor New York, NY 10105
Name	Position	Other Affiliations

Information relating to PEA Capital LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

Oppenheimer Capital LLC 1345 Avenue of the Americas, 49th Floor New York, NY 10105- 4800

Name	Position with Portfolio Manager	Other Affiliations

Information relating to Oppenheimer Capital LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The address of Allianz Global Investors of America L.P. is 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.

The address of Allianz Global Investors Distributors LLC is 2187 Atlantic Street, Stamford, CT 06902.

Item 27.	Principal Underwriters.

(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of shares for the Registrant and also of PIMCO Funds. The Distributor is an affiliate of Allianz Global Investors Fund Management LLC, the Registrant’s Adviser.

(b)

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Erik M. Aarts	Senior Vice President, Fixed Income Portfolio Specialist	None
Kiley Andresen	Vice President, Senior National Accounts Manager	None
Arthur J. Awe	Vice President	None
Lincoln Baca	Senior Vice President	None
Malcolm F. Bishopp	Managing Director	None
Michael E. Brannan	Senior Vice President	None
Deborah P. Brennan	Vice President, Compliance Officer	None
Matthew W. Brown	Senior Vice President	None
Frederick J. Bruce	Vice President	None
Martin J. Burke	Senior Vice President, Divisional Sales Manager	None
Paul C. Cahill	Vice President	None
Cindy Colombo	Vice President, Retirement Plans	None
Lesley E. Cotten	Vice President, Senior Marketing Writer	None
Daniel D. Daly	Vice President, Online Marketing	None
Paul DeNicolo	Vice President	None
Christine M. Ferguson	Vice President, Manager, Web Production	None
Jonathan P. Fessel	Senior Vice President	None
Michael J. Gallagher	Vice President	None
Joseph F. Gengo	Vice President	None
Ronald H. Gray	Senior Vice President	None
Daniel F. Hally	Vice President	None
JoAnn Ham	Senior Vice President	None
Ned E. Hammond Jr.	Senior Vice President	None
John Harrington	Vice President	None
Derek B. Hayes	Senior Vice President, Operations	None
Timothy J. Higgins	Vice President, National Account Manager	None
Christoph Hoffman	Senior Vice President, Chief Operating Officer, Global Retail Division	None
Kristina S. Hooper	Senior Vice President, Portfolio Specialist - Equities	None
Christopher J. Horan	Vice President	None
Steve W. Howell	Vice President, Mutual Fund Operations	None
John B. Hussey	Vice President	None
Brian Jacobs	Managing Director, National Sales	None
Teresa L. Jettelson	Vice President, Sales Desk Manager	None
Stephen R. Jobe	Senior Vice President, Marketing	None
Dustin P. Kanode	Vice President	None
Michael J. Knauss	Vice President	None
Andrew G. Laing	Vice President	None
Stephen R. Laut	Senior Vice President	None
William E. Lynch	Senior Vice President, Divisional Sales Manager	None
Stephen A. Maginn	Managing Director, Head of U.S. Sales and Executive Vice President, Sales	None
Andrew J. Maloney	Vice President	None
John Maney	Chief Financial Officer and Treasurer	None
Ann H. McAdams	Vice President	None
Joseph McMenamin	Senior Vice President	None
Wayne F. Meyer	Senior Vice President	None
Andrew Jay Meyers	Managing Director, U.S. Retail Chief Operating Officer	None
Rosalie L. Milburn	Senior Vice President	None
E. Blake Moore, Jr.	Managing Director and Chief Executive Officer	President
Flora N. Moyer	Senior Vice President	None
Kerry A. Murphy	Vice President, National Accounts Manager	None
George E. Murphy	Vice President	None
Phillip J. Neugebauer	Managing Director and Senior Vice President, Public Relations	None
Vinh T. Nguyen	Senior Vice President, Controller	None
Kelly Orr	Vice President	None
Gregory S. Parker	Vice President	None
Joffrey H. Pearlman	Senior Vice President	None
Glynne P. Pisapia	Senior Vice President	None
Frank C. Poli	Executive Vice President, Compliance Officer	None
Tiffani A. Potesta	Vice President	None
Jennifer L. Quigley	Vice President	None
Andrew Revell	Vice President	None
Robert J. Rokose	Executive Vice President, Finance	None
James Scott Rose	Vice President	None
Jay S. Rosoff	Senior Vice President, Divisional Sales Manager	None
Stephen M. Rudman	Senior Vice President, Divisional Sales Manager	None
Anne Marie Russo	Vice President, Human Resources	None
Shahid S. Saigol	Vice President	None
James M. Sarnbrook	Vice President, Information Systems	None
Newton B. Schott Jr.	Managing Director, General Counsel, Executive Vice President, Chief Administrative Officer, Secretary	Vice President and Secretary
Eugene M. Smith Jr.	Senior Vice President, Design Director	None
Cathy Smith	Senior Vice President, Communications Director	None
Robert M. Smith	Senior Vice President	None
Stewart Smith	Assistant Secretary	None
Frederick S. Teceno	Vice President	None
William H. Thomas Jr.	Senior Vice President, Divisional Sales Manager	None
Kathleen C. Thompson	Vice President, National Account Liaison	None
Paul H. Troyer	Senior Vice President	None
James Ward	Director of Human Resources	None
Nicholas K. Willett	Senior Vice President, Divisional Sales Manager	None
Glen A. Zimmerman	Vice President, Senior Marketing Manager	None

* Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.

(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.	Location of Accounts and Records.

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence, Rhode Island 02940.

Item 29.	Management Services.

Not Applicable.

Item 30.	Undertakings.

Not Applicable.

NOTICE

A copy of the Agreement and Declaration of Trust of Allianz Funds (the “Trust”), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 112 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 3rd day of March, 2006.

ALLIANZ FUNDS

By:    /s/    E. Blake Moore, Jr.

        E. Blake Moore, Jr.

        President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 112 has been signed below by the following persons in the capacities and on the dates indicated.

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Name	Capacity	Date
/s/ E. Blake Moore, Jr. E. Blake Moore, Jr.	President and Chief Executive Officer	March 3, 2006

/s/ Brian S. Shlissel* Brian S. Shlissel	Treasurer and Principal Financial and Accounting Officer	March 3, 2006

/s/ Gary A. Childress* Gary A. Childress	Trustee	March 3, 2006

/s/ Theodore J. Coburn* Theodore J. Coburn	Trustee	March 3, 2006

/s/ F. Ford Drummond* F. Ford Drummond	Trustee	March 3, 2006

/s/ David C. Flattum* David C. Flattum	Trustee	March 3, 2006

/s/ Udo Frank* Udo Frank	Trustee	March 3, 2006

/s/ James S. MacLeod* James S. MacLeod	Trustee	March 3, 2006

/s/ W. Bryant Stooks* W. Bryant Stooks	Trustee	March 3, 2006

/s/ Gerald M. Thorne* Gerald M. Thorne	Trustee	March 3, 2006

/s/ Davey S. Scoon* Davey S. Scoon	Trustee	March 3, 2006

/s/ Edward E. Sheridan* Edward E. Sheridan	Trustee	March 3, 2006

/s/ James W. Zug* James W. Zug	Trustee	March 3, 2006

* By: /s/ E. Blake Moore, Jr. E. Blake Moore, Jr. Attorney-In-Fact Date: March 3, 2006

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